Distribution Date:	08/17/26	BANK 2019-BNK19
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	General Special Servicer	LNR Partners, LLC
Principal Prepayment Detail	20		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Historical Detail	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	22	Asset Representations	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	23	Reviewer & Operating
		Advisor
Specially Serviced Loan Detail - Part 1	24		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Liquidated Loan Detail	27
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	28				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Wilmington Trust, National Association
Supplemental Notes	30
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540WBA0	2.263000%	25,345,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540WBB8	3.071000%	44,620,000.00	27,040,426.32	759,519.29	69,200.96	0.00	0.00	828,720.25	26,280,907.03	29.63%	30.00%
A-2	06540WBC6	2.926000%	273,000,000.00	264,541,128.63	0.00	645,039.45	0.00	0.00	645,039.45	264,541,128.63	29.63%	30.00%
A-3	06540WBD4	3.183000%	523,177,000.00	523,177,000.00	0.00	1,387,726.99	0.00	0.00	1,387,726.99	523,177,000.00	29.63%	30.00%
A-S	06540WBE2	3.446000%	153,122,000.00	153,122,000.00	0.00	439,715.34	0.00	0.00	439,715.34	153,122,000.00	16.39%	17.63%
B	06540WBF9	3.647000%	49,494,000.00	49,494,000.00	0.00	150,420.51	0.00	0.00	150,420.51	49,494,000.00	12.11%	13.63%
C	06540WBG7	4.164512%	46,400,000.00	46,400,000.00	0.00	161,027.78	0.00	0.00	161,027.78	46,400,000.00	8.10%	9.88%
D	06540WAJ2	3.000000%	27,840,000.00	27,840,000.00	0.00	69,600.00	0.00	0.00	69,600.00	27,840,000.00	5.69%	7.63%
E	06540WAL7	3.000000%	23,201,000.00	23,201,000.00	0.00	58,002.50	0.00	0.00	58,002.50	23,201,000.00	3.69%	5.75%
F	06540WAN3	3.000000%	13,920,000.00	13,920,000.00	0.00	34,800.00	0.00	0.00	34,800.00	13,920,000.00	2.48%	4.63%
G	06540WAQ6	3.000000%	12,373,000.00	12,373,000.00	0.00	30,932.50	0.00	0.00	30,932.50	12,373,000.00	1.41%	3.63%
H*	06540WAS2	3.000000%	12,374,000.00	12,374,000.00	0.00	30,935.00	0.00	0.00	30,935.00	12,374,000.00	0.34%	2.63%
J	06540WAU7	3.000000%	32,480,575.00	3,958,883.23	0.00	50.64	0.00	0.00	50.64	3,958,883.23	0.00%	0.00%
RR Interest	BCC2KMYY4	4.164512%	65,123,504.00	60,917,970.43	39,974.70	210,893.09	0.00	0.00	250,867.79	60,877,995.73	0.00%	0.00%
R	06540WAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06540WAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,302,470,079.00	1,218,359,408.61	799,493.99	3,288,344.76	0.00	0.00	4,087,838.75	1,217,559,914.62

X-A	06540WBH5	1.068673%	866,142,000.00	814,758,554.95	0.00	725,592.12	0.00	0.00	725,592.12	813,999,035.66
X-B	06540WBJ1	0.544678%	249,016,000.00	249,016,000.00	0.00	113,028.04	0.00	0.00	113,028.04	249,016,000.00
X-D	06540WAA1	1.164512%	51,041,000.00	51,041,000.00	0.00	49,531.53	0.00	0.00	49,531.53	51,041,000.00
X-FG	06540WAC7	1.164512%	26,293,000.00	26,293,000.00	0.00	25,515.42	0.00	0.00	25,515.42	26,293,000.00
X-H	06540WAE3	1.164512%	12,374,000.00	12,374,000.00	0.00	12,008.06	0.00	0.00	12,008.06	12,374,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-J	06540WAG8	1.164512%	32,480,575.00	3,958,883.23	0.00	3,841.80	0.00	0.00	3,841.80	3,958,883.23
Notional SubTotal			1,237,346,575.00	1,157,441,438.18	0.00	929,516.97	0.00	0.00	929,516.97	1,156,681,918.89

Deal Distribution Total					799,493.99	4,217,861.73	0.00	0.00	5,017,355.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540WBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540WBB8	606.01582967	17.02194733	1.55089556	0.00000000	0.00000000	0.00000000	0.00000000	18.57284290	588.99388234
A-2	06540WBC6	969.01512319	0.00000000	2.36278187	0.00000000	0.00000000	0.00000000	0.00000000	2.36278187	969.01512319
A-3	06540WBD4	1,000.00000000	0.00000000	2.65250000	0.00000000	0.00000000	0.00000000	0.00000000	2.65250000	1,000.00000000
A-S	06540WBE2	1,000.00000000	0.00000000	2.87166664	0.00000000	0.00000000	0.00000000	0.00000000	2.87166664	1,000.00000000
B	06540WBF9	1,000.00000000	0.00000000	3.03916657	0.00000000	0.00000000	0.00000000	0.00000000	3.03916657	1,000.00000000
C	06540WBG7	1,000.00000000	0.00000000	3.47042629	0.00000000	0.00000000	0.00000000	0.00000000	3.47042629	1,000.00000000
D	06540WAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06540WAL7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06540WAN3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	06540WAQ6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	06540WAS2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
J	06540WAU7	121.88464120	0.00000000	0.00155909	0.30315258	101.11426322	0.00000000	0.00000000	0.00155909	121.88464120
RR Interest	BCC2KMYY4	935.42218536	0.61382907	3.23835600	0.00795780	2.74230161	0.00000000	0.00000000	3.85218507	934.80835629
R	06540WAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06540WAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06540WBH5	940.67549542	0.00000000	0.83772883	0.00000000	0.00000000	0.00000000	0.00000000	0.83772883	939.79859614
X-B	06540WBJ1	1,000.00000000	0.00000000	0.45389871	0.00000000	0.00000000	0.00000000	0.00000000	0.45389871	1,000.00000000
X-D	06540WAA1	1,000.00000000	0.00000000	0.97042632	0.00000000	0.00000000	0.00000000	0.00000000	0.97042632	1,000.00000000
X-FG	06540WAC7	1,000.00000000	0.00000000	0.97042635	0.00000000	0.00000000	0.00000000	0.00000000	0.97042635	1,000.00000000
X-H	06540WAE3	1,000.00000000	0.00000000	0.97042670	0.00000000	0.00000000	0.00000000	0.00000000	0.97042670	1,000.00000000
X-J	06540WAG8	121.88464120	0.00000000	0.11827993	0.00000000	0.00000000	0.00000000	0.00000000	0.11827993	121.88464120

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	69,200.96	0.00	69,200.96	0.00	0.00	0.00	69,200.96	0.00
A-2	07/01/26 - 07/30/26	30	0.00	645,039.45	0.00	645,039.45	0.00	0.00	0.00	645,039.45	0.00
A-3	07/01/26 - 07/30/26	30	0.00	1,387,726.99	0.00	1,387,726.99	0.00	0.00	0.00	1,387,726.99	0.00
X-A	07/01/26 - 07/30/26	30	0.00	725,592.12	0.00	725,592.12	0.00	0.00	0.00	725,592.12	0.00
X-B	07/01/26 - 07/30/26	30	0.00	113,028.04	0.00	113,028.04	0.00	0.00	0.00	113,028.04	0.00
X-D	07/01/26 - 07/30/26	30	0.00	49,531.53	0.00	49,531.53	0.00	0.00	0.00	49,531.53	0.00
X-FG	07/01/26 - 07/30/26	30	0.00	25,515.42	0.00	25,515.42	0.00	0.00	0.00	25,515.42	0.00
X-H	07/01/26 - 07/30/26	30	0.00	12,008.06	0.00	12,008.06	0.00	0.00	0.00	12,008.06	0.00
X-J	07/01/26 - 07/30/26	30	0.00	3,841.80	0.00	3,841.80	0.00	0.00	0.00	3,841.80	0.00
A-S	07/01/26 - 07/30/26	30	0.00	439,715.34	0.00	439,715.34	0.00	0.00	0.00	439,715.34	0.00
B	07/01/26 - 07/30/26	30	0.00	150,420.51	0.00	150,420.51	0.00	0.00	0.00	150,420.51	0.00
C	07/01/26 - 07/30/26	30	0.00	161,027.78	0.00	161,027.78	0.00	0.00	0.00	161,027.78	0.00
D	07/01/26 - 07/30/26	30	0.00	69,600.00	0.00	69,600.00	0.00	0.00	0.00	69,600.00	0.00
E	07/01/26 - 07/30/26	30	0.00	58,002.50	0.00	58,002.50	0.00	0.00	0.00	58,002.50	0.00
F	07/01/26 - 07/30/26	30	0.00	34,800.00	0.00	34,800.00	0.00	0.00	0.00	34,800.00	0.00
G	07/01/26 - 07/30/26	30	0.00	30,932.50	0.00	30,932.50	0.00	0.00	0.00	30,932.50	0.00
H	07/01/26 - 07/30/26	30	0.00	30,935.00	0.00	30,935.00	0.00	0.00	0.00	30,935.00	0.00
J	07/01/26 - 07/30/26	30	3,266,237.25	9,897.21	0.00	9,897.21	9,846.57	0.00	0.00	50.64	3,284,249.41
RR Interest	07/01/26 - 07/30/26	30	177,454.21	211,411.33	0.00	211,411.33	518.24	0.00	0.00	210,893.09	178,588.29
Totals			3,443,691.46	4,228,226.54	0.00	4,228,226.54	10,364.81	0.00	0.00	4,217,861.73	3,462,837.70

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	5,017,355.72
VRR Available Funds	250,867.79
Non-VRR Available Funds	4,766,487.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,249,054.07	Master Servicing Fee	12,308.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,585.20
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	524.57
ARD Interest	0.00	Operating Advisor Fee	1,919.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	199.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,249,054.07	Total Fees	20,827.53

Principal		Expenses/Reimbursements
Scheduled Principal	799,493.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,561.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,803.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	799,493.99	Total Expenses/Reimbursements	10,364.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,217,861.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	799,493.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,017,355.72
Total Funds Collected	5,048,548.06	Total Funds Distributed	5,048,548.06

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,218,359,408.62	1,218,359,408.62	Beginning Certificate Balance	1,218,359,408.61
(-) Scheduled Principal Collections	799,493.99	799,493.99	(-) Principal Distributions	799,493.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,217,559,914.63	1,217,559,914.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,218,359,408.63	1,218,359,408.63	Ending Certificate Balance	1,217,559,914.62
Ending Actual Collateral Balance	1,217,559,914.64	1,217,559,914.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP	Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP
2,000,000 or less	8	12,746,083.63	1.05%	35	4.0819	1.200985	1.50 or less	29	360,737,534.81	29.63%	34	4.1536	0.602992
2,000,001 to 3,000,000	8	20,993,282.42	1.72%	35	4.1324	1.227277	1.51 to 1.75	8	75,476,653.96	6.20%	35	4.2385	1.640665
3,000,001 to 4,000,000	6	21,818,072.47	1.79%	35	3.9856	1.720417	1.76 to 2.00	7	105,313,127.16	8.65%	34	4.4772	1.852898
4,000,001 to 5,000,000	4	18,403,867.96	1.51%	35	4.2805	2.013543	2.01 to 2.25	8	123,655,815.33	10.16%	34	4.0200	2.116789
5,000,001 to 6,000,000	4	21,928,157.07	1.80%	35	3.7822	1.396754	2.26 to 2.50	6	191,232,894.28	15.71%	34	4.0422	2.358067
6,000,001 to 7,000,000	5	33,120,116.40	2.72%	34	4.3985	1.756444	2.51 to 2.75	4	36,051,662.33	2.96%	34	4.4303	2.624572
7,000,001 to 8,000,000	2	14,776,276.07	1.21%	33	4.4146	1.862113	2.76 to 3.00	1	50,000,000.00	4.11%	35	3.7408	2.908100
8,000,001 to 9,000,000	3	25,280,000.00	2.08%	35	3.4400	3.202687	3.01 or greater	12	236,045,637.11	19.39%	34	3.6792	3.825121
9,000,001 to 10,000,000	5	46,953,558.90	3.86%	35	4.1714	2.776656	Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837
10,000,001 to 15,000,000	6	77,205,650.56	6.34%	35	4.3200	1.723395
15,000,001 to 20,000,000	6	113,684,310.84	9.34%	34	3.9409	2.457551
20,000,001 to 30,000,000	5	132,935,742.28	10.92%	34	3.7611	1.837979
30,000,001 to 50,000,000	9	398,274,378.43	32.71%	34	4.2068	1.985936
50,000,001 to 70,000,000	4	240,393,827.95	19.74%	34	3.8974	2.084363
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	39,046,589.65	3.21%	35	3.9911	NAP
							Defeased	7	39,046,589.65	3.21%	35	3.9911	NAP
Alaska	1	6,650,067.45	0.55%	34	4.7200	1.909300
							Industrial	4	37,988,341.52	3.12%	35	4.3099	2.958712
Arizona	1	4,213,161.59	0.35%	34	4.5600	2.038100
							Lodging	7	133,151,814.36	10.94%	35	4.0321	2.676878
Arkansas	1	13,645,204.41	1.12%	35	4.6500	2.580400
							Mixed Use	2	19,300,000.00	1.59%	35	3.9487	2.888526
California	9	320,235,742.28	26.30%	34	4.0480	2.968042
							Mobile Home Park	2	1,232,894.27	0.10%	35	4.8400	2.422000
Colorado	2	10,321,233.13	0.85%	34	4.7616	2.297273
							Multi-Family	24	88,040,102.62	7.23%	34	3.9359	1.269657
Connecticut	1	45,911,533.90	3.77%	34	4.3900	0.462600
							Office	13	618,943,604.13	50.83%	34	3.9550	1.806878
Florida	3	117,612,480.76	9.66%	34	4.6409	1.827013
							Other	1	1,900,000.00	0.16%	34	4.8900	1.789500
Georgia	1	15,000,000.00	1.23%	35	4.1800	0.363400
							Retail	15	277,956,568.08	22.83%	34	4.2761	2.213373
Illinois	1	6,919,250.00	0.57%	35	4.6400	2.228000
							Totals	75	1,217,559,914.63	100.00%	34	4.0498	2.143837
Indiana	1	3,802,500.00	0.31%	35	4.1500	3.141800

Louisiana	1	6,723,141.11	0.55%	35	4.7500	1.717400

Minnesota	1	10,865,701.22	0.89%	35	4.4500	1.780800

Mississippi	1	3,447,272.93	0.28%	35	4.5000	1.715600

Missouri	1	19,637,007.22	1.61%	34	4.1300	1.625200

Nevada	1	100,000,000.00	8.21%	35	3.7408	2.908100

New Jersey	2	122,893,827.95	10.09%	35	3.9527	0.110635

New York	27	214,133,644.70	17.59%	35	3.5503	1.765004

North Carolina	4	31,510,421.79	2.59%	35	4.2319	2.509907

Ohio	1	1,715,182.92	0.14%	34	4.6200	1.452800

Pennsylvania	2	81,424,274.74	6.69%	34	4.2161	1.881037

South Carolina	1	777,871.69	0.06%	34	4.6200	1.452800

Texas	3	39,840,910.92	3.27%	35	4.1796	2.178035

Virginia	2	1,232,894.27	0.10%	35	4.8400	2.422000

Totals	75	1,217,559,914.63	100.00%	34	4.0498	2.143837

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP	Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP
	3.5000% or less	5	84,400,000.00	6.93%	35	3.1100	3.088430	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 3.7500%	11	213,892,099.21	17.57%	35	3.7235	2.682509	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7501% to 4.0000%	21	280,217,414.00	23.01%	34	3.8599	2.156759	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	17	304,282,407.05	24.99%	34	4.1609	1.681482	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	5	86,419,252.98	7.10%	34	4.3978	0.940706	49 months or greater	75	1,178,513,324.98	96.79%	34	4.0518	2.029769
	4.5001% to 4.7500%	10	120,209,483.11	9.87%	33	4.6226	1.782408	Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837
	4.7501% or greater	6	89,092,668.63	7.32%	33	4.8572	1.640026
	Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP	Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP
	120 months or less	75	1,178,513,324.98	96.79%	34	4.0518	2.029769	Interest Only	35	713,371,750.00	58.59%	34	3.8820	2.554810
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	420 months of less	40	465,141,574.98	38.20%	34	4.3121	1.224531
	Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837	421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	39,046,589.65	3.21%	35	3.9911	NAP			No outstanding loans in this group
Underwriter's Information		9	208,897,681.46	17.16%	34	3.8785	2.597529
	12 months or less	50	907,804,114.45	74.56%	34	4.1011	1.953175
	13 months to 24 months	15	55,411,529.07	4.55%	34	3.8984	1.070021
	25 months or greater	1	6,400,000.00	0.53%	34	4.0350	2.671900
	Totals	81	1,217,559,914.63	100.00%	34	4.0498	2.143837
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453012153	RT	Las Vegas	NV	Actual/360	3.741%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	08/01/26
1A	310949706				Actual/360	3.741%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	08/01/26
2	322070002	RT	Orlando	FL	Actual/360	4.860%	165,599.68	72,134.48	0.00	N/A	05/06/29	--	39,569,815.94	39,497,681.46	08/06/26
2A	322070102				Actual/360	4.860%	165,599.68	72,134.48	0.00	N/A	05/06/29	--	39,569,815.94	39,497,681.46	08/06/26
3	310946755	OF	San Francisco	CA	Actual/360	3.912%	218,972.41	0.00	0.00	N/A	05/11/29	--	65,000,000.00	65,000,000.00	08/11/26
3A	310947752				Actual/360	3.912%	67,376.13	0.00	0.00	N/A	05/11/29	--	20,000,000.00	20,000,000.00	08/11/26
4	310951253	OF	New York	NY	Actual/360	3.110%	66,951.39	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	08/06/26
4A	310951249				Actual/360	3.110%	66,951.39	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	08/06/26
4B	310951252				Actual/360	3.110%	46,919.53	0.00	0.00	N/A	07/06/29	--	17,520,000.00	17,520,000.00	08/06/26
4C	310951254				Actual/360	3.110%	22,602.79	0.00	0.00	N/A	07/06/29	--	8,440,000.00	8,440,000.00	08/06/26
4D	310951255				Actual/360	3.110%	22,602.79	0.00	0.00	N/A	07/06/29	--	8,440,000.00	8,440,000.00	08/06/26
5	322070005	OF	Princeton	NJ	Actual/360	3.800%	227,099.48	108,389.81	0.00	N/A	07/01/29	--	69,402,217.76	69,293,827.95	08/01/26
6	610950365	OF	Pittsburgh	PA	Actual/360	4.192%	176,879.11	0.00	0.00	N/A	06/11/29	--	49,000,000.00	49,000,000.00	08/11/26
6A	610951031				Actual/360	4.192%	72,195.56	0.00	0.00	N/A	06/11/29	--	20,000,000.00	20,000,000.00	08/11/26
7	1957165	OF	Morristown	NJ	Actual/360	4.150%	191,545.56	0.00	0.00	N/A	07/01/29	--	53,600,000.00	53,600,000.00	04/01/26
8	300801920	LO	Newport Beach	CA	Actual/360	3.750%	169,531.25	0.00	0.00	N/A	07/01/29	--	52,500,000.00	52,500,000.00	08/01/26
9	322070009	OF	Sunnyvale	CA	Actual/360	3.764%	162,055.08	0.00	0.00	07/06/29	06/06/34	--	50,000,000.00	50,000,000.00	08/06/26
10	610950650	OF	Alhambra	CA	Actual/360	4.220%	109,016.67	0.00	0.00	N/A	05/11/29	--	30,000,000.00	30,000,000.00	08/11/26
10A	610950651				Actual/360	4.220%	72,677.78	0.00	0.00	N/A	05/11/29	--	20,000,000.00	20,000,000.00	08/11/26
11	1855245	OF	Hartford	CT	Actual/360	4.390%	173,801.08	64,210.00	0.00	N/A	06/01/29	--	45,975,743.90	45,911,533.90	08/01/26
13	300801904	OF	Los Angeles	CA	Actual/360	4.520%	155,688.89	0.00	0.00	N/A	04/01/29	--	40,000,000.00	40,000,000.00	08/01/26
14	300801919	LO	Orlando	FL	Actual/360	4.117%	122,060.94	58,308.81	0.00	N/A	07/01/29	--	34,425,790.42	34,367,481.61	08/01/26
15	310950366	OF	New York	NY	Actual/360	3.700%	95,583.33	0.00	0.00	N/A	05/11/29	--	30,000,000.00	30,000,000.00	08/11/26
16	310949593	OF	Brea	CA	Actual/360	4.660%	92,186.59	37,517.79	0.00	N/A	05/11/29	--	22,973,260.07	22,935,742.28	08/11/26
17	300801915	RT	St Charles	MO	Actual/360	4.130%	69,953.78	32,883.87	0.00	N/A	06/01/29	--	19,669,891.09	19,637,007.22	08/01/26
18	1957584	RT	Spring	TX	Actual/360	3.990%	56,870.64	24,907.24	0.00	N/A	07/01/29	--	16,552,210.86	16,527,303.62	08/01/26
19	1855665	IN	Maumelle	AR	Actual/360	4.650%	54,739.79	25,503.61	0.00	N/A	07/01/29	--	13,670,708.02	13,645,204.41	08/01/26
20	322070020	OF	Atlanta	GA	Actual/360	4.180%	53,991.67	0.00	0.00	N/A	07/01/29	--	15,000,000.00	15,000,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	300801917	LO	Hershey	PA	Actual/360	4.350%	46,631.24	24,555.85	0.00	N/A	06/01/29	--	12,448,830.59	12,424,274.74	08/01/26
22	1957013	RT	Plano	TX	Actual/360	4.400%	52,247.19	19,111.24	0.00	N/A	07/01/29	--	13,789,581.43	13,770,470.19	08/01/26
23	300801924	MF	New York	NY	Actual/360	3.540%	42,676.67	0.00	0.00	N/A	07/01/29	01/01/29	14,000,000.00	14,000,000.00	08/01/26
24	610948490	RT	Saint Cloud	MN	Actual/360	4.450%	41,717.22	20,995.77	0.00	N/A	07/11/29	--	10,886,696.99	10,865,701.22	08/11/26
25	1957654	LO	Fayetteville	NC	Actual/360	3.860%	38,224.72	0.00	0.00	N/A	07/01/29	--	11,500,000.00	11,500,000.00	08/01/26
26	1854236	IN	Brownsville	TX	Actual/360	4.190%	34,492.76	16,792.78	0.00	N/A	07/01/29	--	9,559,929.89	9,543,137.11	08/01/26
27	300801927	LO	Spring Lake	NC	Actual/360	4.100%	32,147.85	18,587.98	0.00	N/A	07/01/29	--	9,105,606.03	9,087,018.05	08/01/26
28	310948729	LO	Knightdale	NC	Actual/360	4.700%	36,587.84	16,831.85	0.00	N/A	06/11/29	--	9,040,235.59	9,023,403.74	08/11/26
29	1957097	MU	New York	NY	Actual/360	4.180%	35,994.44	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	08/01/26
30	300801926	MU	New York	NY	Actual/360	3.700%	29,630.83	0.00	0.00	N/A	07/01/29	--	9,300,000.00	9,300,000.00	08/01/26
31	410949580	MF	Colorado Springs	CO	Actual/360	4.730%	31,035.30	13,202.31	0.00	N/A	05/11/29	--	7,619,660.23	7,606,457.92	08/11/26
32	410949617	IN	Fairfield	CA	Actual/360	4.103%	29,678.37	0.00	0.00	N/A	06/11/29	--	8,400,000.00	8,400,000.00	08/11/26
33	1956861	MF	Florence	SC	Actual/360	4.000%	27,427.97	11,958.79	0.00	N/A	07/01/29	--	7,962,958.85	7,951,000.06	08/01/26
34	470113560	MF	Forest Hills	NY	Actual/360	4.080%	25,216.89	7,665.74	0.00	N/A	06/01/29	--	7,177,483.89	7,169,818.15	08/01/26
35	410950285	RT	Temple Terrace	FL	Actual/360	4.235%	25,371.61	12,194.64	0.00	N/A	06/11/29	--	6,957,213.79	6,945,019.15	08/11/26
36	1856110	RT	Baton Rouge	LA	Actual/360	4.750%	27,550.05	12,355.97	0.00	N/A	07/01/29	--	6,735,497.08	6,723,141.11	08/01/26
37	470113740	MF	Mount Kisco	NY	Actual/360	3.800%	21,078.11	13,868.69	0.00	N/A	06/01/29	--	6,441,526.53	6,427,657.84	08/01/26
38	322070038	RT	Juneau	AK	Actual/360	4.720%	27,069.35	9,969.29	0.00	N/A	06/01/29	--	6,660,036.74	6,650,067.45	08/01/26
39	1957251	RT	Gurnee	IL	Actual/360	4.640%	27,646.25	0.00	0.00	N/A	07/01/29	--	6,919,250.00	6,919,250.00	08/01/26
40	610949810	IN	Newark	CA	Actual/360	4.035%	22,237.33	0.00	0.00	N/A	06/11/29	--	6,400,000.00	6,400,000.00	08/11/26
41	300801922	MU	San Diego	CA	Actual/360	4.500%	24,083.12	0.00	0.00	N/A	07/01/29	--	6,215,000.00	6,215,000.00	08/01/26
42	470114250	MF	Woodside	NY	Actual/360	3.590%	17,061.68	10,750.94	0.00	N/A	07/01/29	--	5,519,096.98	5,508,346.04	08/01/26
43	470113860	MF	New York	NY	Actual/360	3.920%	20,253.33	0.00	0.00	N/A	07/01/29	--	6,000,000.00	6,000,000.00	08/01/26
44	470114390	MF	Kew Gardens	NY	Actual/360	3.540%	15,641.02	11,435.81	0.00	N/A	07/01/29	--	5,131,007.71	5,119,571.90	08/01/26
45	470113790	MF	Jackson Heights	NY	Actual/360	4.060%	18,550.14	5,696.34	0.00	N/A	06/01/29	--	5,305,935.47	5,300,239.13	08/01/26
46	470113840	MF	Long Beach	NY	Actual/360	3.930%	16,739.99	5,490.77	0.00	N/A	06/01/29	--	4,946,560.92	4,941,070.15	08/01/26
47	1957298	RT	Oceanside	CA	Actual/360	3.950%	17,006.94	0.00	0.00	N/A	07/01/29	--	5,000,000.00	5,000,000.00	08/01/26
48	300801918	LO	Sarasota	FL	Actual/360	4.800%	17,597.17	7,744.17	0.00	N/A	07/01/29	--	4,257,380.39	4,249,636.22	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	610950099	RT	Bullhead City	AZ	Actual/360	4.560%	16,575.27	8,044.61	0.00	N/A	06/11/29	--	4,221,206.20	4,213,161.59	08/11/26
50	470113960	MF	Great Neck	NY	Actual/360	3.930%	13,536.67	0.00	0.00	N/A	07/01/29	--	4,000,000.00	4,000,000.00	08/01/26
51	470113940	MF	Rockville Centre	NY	Actual/360	3.930%	12,473.06	4,070.76	0.00	N/A	07/01/29	--	3,685,712.34	3,681,641.58	08/01/26
52	300801921	OF	Fort Wayne	IN	Actual/360	4.150%	13,588.66	0.00	0.00	N/A	07/01/29	--	3,802,500.00	3,802,500.00	08/01/26
53	470113720	MF	Forest Hills	NY	Actual/360	3.730%	10,890.47	3,957.81	0.00	N/A	06/01/29	--	3,390,615.77	3,386,657.96	08/01/26
54	322070054	RT	Oxford	MS	Actual/360	4.500%	13,376.34	4,686.99	0.00	N/A	07/01/29	--	3,451,959.92	3,447,272.93	08/01/26
55	470114340	MF	Kew Gardens	NY	Actual/360	3.670%	11,060.97	0.00	0.00	N/A	07/01/29	--	3,500,000.00	3,500,000.00	08/01/26
56	470113690	MF	Mamaroneck	NY	Actual/360	3.990%	10,140.33	6,167.56	0.00	N/A	06/01/29	--	2,951,344.93	2,945,177.37	08/01/26
57	470113880	MF	Jackson Heights	NY	Actual/360	4.100%	10,515.30	3,164.48	0.00	N/A	06/01/29	--	2,978,370.26	2,975,205.78	08/01/26
58	470114430	MF	Forest Hills	NY	Actual/360	3.710%	8,497.29	3,105.19	0.00	N/A	07/01/29	--	2,659,788.87	2,656,683.68	08/01/26
59	1957423	RT	Thornton	CO	Actual/360	4.850%	11,354.34	3,922.34	0.00	N/A	08/01/29	--	2,718,697.55	2,714,775.21	08/01/26
60	470113480	MF	Astoria	NY	Actual/360	3.930%	8,164.99	5,089.89	0.00	N/A	06/01/29	--	2,412,703.48	2,407,613.59	08/01/26
61	610948890	RT	Various	Various	Actual/360	4.620%	9,931.43	3,325.65	0.00	N/A	06/11/29	--	2,496,380.26	2,493,054.61	08/11/26
62	470113980	MF	Rockville Centre	NY	Actual/360	3.930%	8,629.63	0.00	0.00	N/A	07/01/29	--	2,550,000.00	2,550,000.00	08/01/26
63	470113620	MF	Great Neck	NY	Actual/360	3.900%	7,567.31	2,520.34	0.00	N/A	06/01/29	--	2,253,292.52	2,250,772.18	08/01/26
64	470113670	MF	Forest Hills	NY	Actual/360	3.560%	5,901.55	4,277.46	0.00	N/A	07/01/29	--	1,925,117.09	1,920,839.63	08/01/26
65	322070065	MH	Dallas	NC	Actual/360	3.920%	7,427.07	0.00	0.00	N/A	07/01/29	04/01/29	2,200,250.00	2,200,250.00	08/01/26
66	470114140	MF	Brooklyn	NY	Actual/360	3.800%	5,915.30	3,869.80	0.00	N/A	07/01/29	--	1,807,732.55	1,803,862.75	08/01/26
67	1956798	RT	Sparta	TN	Actual/360	4.880%	7,305.31	3,119.45	0.00	N/A	07/01/29	--	1,738,439.89	1,735,320.44	08/01/26
68	600949984	98	Cary	NC	Actual/360	4.890%	8,000.58	0.00	0.00	N/A	06/11/29	--	1,900,000.00	1,900,000.00	08/11/26
69	470113950	MF	Lynbrook	NY	Actual/360	3.930%	6,091.50	0.00	0.00	N/A	07/01/29	--	1,800,000.00	1,800,000.00	08/01/26
70	470113970	MF	Rockville Centre	NY	Actual/360	3.930%	5,245.46	0.00	0.00	N/A	07/01/29	--	1,550,000.00	1,550,000.00	08/01/26
71	470113770	MF	Tuckahoe	NY	Actual/360	3.890%	4,325.26	2,741.17	0.00	N/A	06/01/29	--	1,291,228.14	1,288,486.97	08/01/26
72	300801929	MH	Various	VA	Actual/360	4.840%	5,147.73	2,231.47	0.00	N/A	07/01/29	--	1,235,125.75	1,232,894.28	08/01/26
73	470114060	MF	New York	NY	Actual/360	3.920%	4,219.44	0.00	0.00	N/A	07/01/29	--	1,250,000.00	1,250,000.00	08/01/26
Totals							4,249,054.07	799,493.99	0.00				1,218,359,408.62	1,217,559,914.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	85,850,631.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,331,986.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	31,289,702.81	8,379,527.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	109,729,715.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,286,877.30	408,425.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,100,472.55	12,579,464.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,809,594.36	258,499.79	01/01/26	03/31/26	--	0.00	0.00	190,940.00	752,916.24	0.00	0.00
8	8,753,590.00	8,707,890.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	44,703,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	19,329,702.18	3,876,515.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,761,640.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	14,120,501.04	7,424,450.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,773,648.29	4,656,070.11	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,523,050.00	1,017,976.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(239,961.15)	(140,866.12)	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,615,878.11	554,994.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,793,407.20	949,056.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,312,790.20	1,312,738.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,005,867.82	271,427.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,113,702.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,706,710.71	1,450,119.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	353,109.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,680,316.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,241,165.42	1,251,169.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,103,840.68	338,167.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,811,670.27	1,529,863.62	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	645,247.76	190,309.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,846,360.14	380,709.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,654,865.12	352,751.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	954,093.49	244,314.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	446,916.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	972,961.00	434,789.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	156,732.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,150,463.00	224,800.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	740,605.09	374,472.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	724,299.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	401,636.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,279,918.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	348,330.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	350,108.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	356,740.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	720,251.43	348,420.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	260,583.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	681,026.76	316,770.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	178,012.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	222,040.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	576,014.32	293,209.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	227,122.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	390,139.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	281,034.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	540,417.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	129,240.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	211,147.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	332,604.29	152,524.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	115,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	233,145.00	116,572.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	111,121.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	92,671.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	118,112.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	76,707.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	177,863.00	168,571.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
69	105,715.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	32,964.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	83,266.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	217,725.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	50,005.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	402,443,509.93	59,037,397.84				0.00	0.00	190,940.00	752,916.24	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	53,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.049846%	4.018992%	34
07/17/26	0	0.00	1	53,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050024%	4.019174%	35
06/17/26	1	53,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050215%	4.030360%	36
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050391%	4.030533%	37
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050580%	4.030718%	38
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050754%	4.030889%	39
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.050969%	4.031100%	40
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.051141%	4.031268%	41
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.051312%	4.031436%	42
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.051496%	4.031616%	43
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	10,780,552.87	4.051665%	4.031782%	44
09/17/25	0	0.00	0	0.00	1	41,000,000.00	0	0.00	1	41,000,000.00	0	0.00	0	0.00	0	0.00	4.045091%	4.017338%	45
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	1957165	04/01/26	3	3	190,940.00	752,916.24	0.00	53,600,000.00	07/01/26	13
Totals					190,940.00	752,916.24	0.00	53,600,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,167,559,915	1,113,959,915	53,600,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		50,000,000	50,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,217,559,915	1,163,959,915	0	0	53,600,000	0
Jul-26	1,218,359,409	1,164,759,409	0	53,600,000	0	0
Jun-26	1,219,213,573	1,165,613,573	53,600,000	0	0	0
May-26	1,220,006,936	1,220,006,936	0	0	0	0
Apr-26	1,220,855,188	1,220,855,188	0	0	0	0
Mar-26	1,221,642,464	1,221,642,464	0	0	0	0
Feb-26	1,222,600,940	1,222,600,940	0	0	0	0
Jan-26	1,223,381,742	1,223,381,742	0	0	0	0
Dec-25	1,224,159,651	1,224,159,651	0	0	0	0
Nov-25	1,224,993,002	1,224,993,002	0	0	0	0
Oct-25	1,225,764,937	1,225,764,937	0	0	0	0
Sep-25	1,267,592,529	1,226,592,529	0	0	0	41,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	1957165	53,600,000.00	53,600,000.00	80,000,000.00	04/01/19	130,390.04	0.23440	03/31/26	07/01/29	I/O
Totals		53,600,000.00	53,600,000.00	80,000,000.00		130,390.04

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	1957165	OF	NJ	07/01/26	13

The Loan was transferred to the Special Servicer on 7/9/2026 due to Delinquent Payments after the Borrower failed to make the payment due on 5/1/2026. The collateral consists of a 320,274 SF, Class A suburban office building located in

Morristown, NJ ("Property"). The Property was built in 1982 and renovated in 2007/2008. The major tenants include The Travelers Indemnity Comp. (55,188 SF / 17.2% of NRA / 1/31/2028 LXP), Marsh USA, Inc. (32,614 SF / 10.2% of NRA /

9/30/2030 LXP), and CCA Construction Inc. (13,515 SF / 4.2% of NRA / 9/30/2033 LXP). As of 2Q 2026, the Property was 39% occupied and reported an annualized NOI/DSCR of $1.22MM/0.55x. Local counsel has been retained, and a

Notice of Default was sent to the Borrower. The Lender will continue gathering information from the Borrower while simultaneously reserving all rights under the Loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	300801919	0.00	4.11750%	0.00	4.11750%	9	08/26/21	04/01/20	--
14	300801919	0.00	4.11750%	0.00	4.11750%	9	10/12/21	04/01/20	08/26/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	310949647 10/20/25	41,000,000.00	20,000,000.00	26,174,352.18	15,388,691.45	24,252,652.85	8,863,961.40	30,219,447.13	0.00	196,612.78	30,022,834.35	73.22%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		41,000,000.00	20,000,000.00	26,174,352.18	15,388,691.45	24,252,652.85	8,863,961.40	30,219,447.13	0.00	196,612.78	30,022,834.35

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	310949647	02/18/26	0.00	0.00	30,022,834.35	0.00	0.00	(196,612.78)	0.00	0.00	30,008,857.42
		10/20/25	0.00	0.00	30,219,447.13	0.00	0.00	30,219,447.13	0.00	(13,976.93)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	30,022,834.35	0.00	0.00	30,022,834.35	0.00	(13,976.93)	30,008,857.42

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,561.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,803.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,561.11	0.00	1,803.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,364.81

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Supplemental Notes
None

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